Schedule of Changes in Fair Value of Level 3 Valued Instruments (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Extinguishment of term notes payable		$ (471)			$ 675
Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Change in fair value, beginning balance
Proceeds from issuance		24,497
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Issuance of SAFE in lieu of cash for advisory services
Loss at inception		2,412
Change in fair value, including accrued interest		(2,684)
Conversion into Common Stock		(24,225)
Change in fair value, ending balance
Forward Purchase Agreement Derivative Asset [Member]
Short-Term Debt [Line Items]
Change in fair value, beginning balance
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset		(4,520)
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Change in fair value, including accrued interest		(3,230)
Conversion into Common Stock
Change in fair value, ending balance		(1,290)
Public Warrants [Member]
Short-Term Debt [Line Items]
Change in fair value, beginning balance
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023		2,990
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Change in fair value, including accrued interest		(460)
Conversion into Common Stock
Change in fair value, ending balance		2,530
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Change in fair value, beginning balance
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023		497
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Change in fair value, including accrued interest		(76)
Conversion into Common Stock
Change in fair value, ending balance		421
Simple Agreement For Future Equity [Member]
Short-Term Debt [Line Items]
Change in fair value, beginning balance		29,190	15,811	15,811
Proceeds from issuance		2,760	7,750	10,650	7,925
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Issuance of SAFE in lieu of cash for advisory services		166	195	195
Loss at inception
Change in fair value, including accrued interest		(3,253)	(488)	2,534	1,625
Conversion into Common Stock		(28,863)
Change in fair value, ending balance			23,268	29,190	15,811
Extinguishment of term notes payable
Conversion of CCNP to SAFE					5,523
Loss on extinguishment from conversion of CCNP to SAFE					738
Allocation of proceeds to warrants at issuance	[1]
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Change in fair value, beginning balance		1,152	1,572	1,572	9,027
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Change in fair value, including accrued interest		874	(358)	(420)	(1,932)
Conversion into Common Stock		(2,026)
Change in fair value, ending balance			1,214	1,152	1,572
Extinguishment of term notes payable
Conversion of CCNP to SAFE					(5,523)
Loss on extinguishment from conversion of CCNP to SAFE
Allocation of proceeds to warrants at issuance	[1]
Notes Payable to Banks [Member]
Short-Term Debt [Line Items]
Change in fair value, beginning balance			505	505	497
Proceeds from issuance					500
Issuance of SAFE in lieu of cash for advisory services
Change in fair value, including accrued interest			11	11	45
Change in fair value, ending balance					505
Extinguishment of term notes payable			$ (516)	$ (516)	(515)
Conversion of CCNP to SAFE
Loss on extinguishment from conversion of CCNP to SAFE
Allocation of proceeds to warrants at issuance	[1]				$ (22)

[1]	Amount represents the issuance date residual value allocated to the freestanding equity classified warrant in accordance with ASC 815 that is not remeasured subsequent to the issuance date.